UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013 to August 31, 2013

Item 1.	Schedule of Investments.
Attached hereto.

ENY Guggenheim Canadian Energy Income ETF
Portfolio of Investments
August 31, 2013 (unaudited)

	Number
	of Shares	Description	Value
		Common Stocks - 99.7%
		Canada - 99.7%
	37,982	AltaGas Ltd.(a)	$1,293,671
	100,226	ARC Resources Ltd.	2,396,151
	39,738	Baytex Energy Corp.(a)	1,568,952
	58,265	Bonavista Energy Corp.(a)	718,578
	7,607	Bonterra Energy Corp.	371,661
	10,756	Calfrac Well Services Ltd.	334,844
	141,164	Canadian Oil Sands Ltd.	2,704,450
	87,247	Cenovus Energy, Inc.	2,496,080
	74,552	Crescent Point Energy Corp.(a)	2,715,222
	14,398	Enbridge Income Fund Holdings, Inc.	317,468
	61,806	Enbridge, Inc.	2,530,478
	155,640	EnCana Corp.(a)	2,654,245
	25,128	Enerflex Ltd.	336,580
	64,273	Enerplus Corp.(a)	1,061,976
	40,418	Ensign Energy Services, Inc.	673,569
	15,684	Freehold Royalties Ltd.	351,623
	39,134	Gibson Energy, Inc.	838,029
	95,127	Husky Energy, Inc.(a)	2,685,451
	89,721	Inter Pipeline Ltd.(b)	2,071,008
	25,199	Keyera Corp.	1,376,641
	62,739	Lightstream Resources Ltd.(a)	429,996
	28,920	Mullen Group Ltd.	692,227
	104,159	Pacific Rubiales Energy Corp.	1,967,854
	22,487	Parkland Fuel Corp.(a)	370,911
	20,913	Pason Systems, Inc.	424,842
	84,127	Pembina Pipeline Corp.(a)	2,606,191
	166,271	Pengrowth Energy Corp.(a)	917,335
	156,467	Penn West Petroleum Ltd.(a)	1,762,089
	27,303	Petrominerales Ltd.	166,939
	45,593	Peyto Exploration & Development Corp.(a)	1,242,581
	75,826	Precision Drilling Corp.	745,393
	27,880	Savanna Energy Services Corp.(a)	204,297
	85,632	Suncor Energy, Inc.	2,881,729
	235,668	Talisman Energy, Inc.	2,513,286
	59,841	TransCanada Corp.	2,604,323
	48,016	Trican Well Service Ltd.	674,108
	38,992	Trinidad Drilling Ltd.	335,622
	64,201	Veresen, Inc.(a)	730,926
	32,650	Vermilion Energy, Inc.(a)	1,751,506
	47,618	Whitecap Resources, Inc.	501,052
		(Cost $54,749,106)	53,019,884

	Number
	of Shares	Description	Value
		Investments of Collateral for Securities Loaned - 28.3%
	15,056,481	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)	15,056,481
		(Cost $15,056,481)

		Total Investments - 128.0%
		(Cost $69,805,587)	68,076,365
		Liabilities in excess of Other Assets - (28.0%)	(14,884,162)
		Net Assets - 100.0%	$ 53,192,203

(a)	Security, or portion thereof, was on loan at August 31, 2013.
(b)	Non-income producing security.
(c)	At August 31, 2013, the total market value of the Fund's securities on loan was $14,321,637 and the total market value of the collateral held by the Fund was $15,056,481.
(d)	Interest rate shown reflects yield as of August 31, 2013.
See previously submitted notes to financial statements for the period ended May 31, 2013.

Summary of Investments by Sector Classification*
Sector	% of Long-Term Investments
Energy	96.8%
Utilities	3.2%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$69,897,650	$1,106,047	$(2,927,332)	$(1,821,285)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Trust’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities were determined in accordance with the Fund’s valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:

Common Stocks	$53,020	$-	$-	$53,020
Investments of Collateral for Securities Loaned	15,056	-	-	15,056
Total	$68,076	$-	$-	$68,076

During the three months ended August 31, 2013, there were no transfers between levels.

TAO Guggenheim China Real Estate ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Diversified - 12.5%
157,484	Swire Pacific Ltd., Class A	$1,805,469
254,968	Swire Pacific Ltd., Class B	583,298
253,962	Wharf Holdings Ltd.	2,087,857
		4,476,624

	Financial - 87.3%
337,962	Agile Property Holdings Ltd.	359,998
806,898	Champion Real Estate Investment Trust, REIT	363,158
123,984	Cheung Kong Holdings Ltd.	1,769,967
185,974	China Overseas Grand Oceans Group Ltd.	243,188
638,163	China Overseas Land & Investment Ltd.	1,901,058
500,188	China Resources Land Ltd.	1,367,480
127,984	Chinese Estates Holdings Ltd.	285,861
1,799,302	Country Garden Holdings Co. Ltd.	1,125,376
19,168	E-House China Holdings Ltd., ADR	116,158
1,373,194	Evergrande Real Estate Group Ltd.(a)	584,383
311,958	Fortune Real Estate Investment Trust, REIT (Singapore)	253,448
901,888	Franshion Properties China Ltd.	312,865
706,900	Glorious Property Holdings Ltd.(a)	106,659
70,990	Great Eagle Holdings Ltd.	243,060
154,474	Greentown China Holdings Ltd.	288,453
271,962	Guangzhou R&F Properties Co. Ltd.	444,011
196,972	Hang Lung Group Ltd.	966,520
490,942	Hang Lung Properties Ltd.	1,535,302
284,659	Henderson Land Development Co. Ltd.	1,670,276
270,000	Hongkong Land Holdings Ltd.	1,744,200
169,976	Hopewell Holdings Ltd.	539,231
169,984	Hopson Development Holdings Ltd.(a)	208,030
164,976	Hysan Development Co. Ltd.	716,972
276,958	K Wah International Holdings Ltd.	130,364
486,930	Kaisa Group Holdings Ltd.(a)	143,170
203,472	Kerry Properties Ltd.	823,922
341,956	KWG Property Holding Ltd.	231,075
369,456	Link Real Estate Investment Trust, REIT	1,693,769
349,956	Longfor Properties Co. Ltd.	584,885
723,514	New World China Land Ltd.	330,295
971,882	New World Development Co. Ltd.	1,363,623
518,932	Poly Property Group Co. Ltd.	313,859
2,861,620	Renhe Commercial Holdings Co. Ltd.(a)	166,064
551,930	Shenzhen Investment Ltd.	229,188
334,458	Shimao Property Holdings Ltd.	852,276
985,172	Shui On Land Ltd.	304,912
779,304	Sino Land Co. Ltd.	1,047,192
982,874	Sino-Ocean Land Holdings Ltd.	581,785
472,436	SOHO China Ltd.(b)	401,495
128,984	Sun Hung Kai Properties Ltd.	1,673,346
425,731	Sunac China Holdings Ltd.	299,215
280,819	Swire Properties Ltd.	785,847
240,968	Tian An China Investment	177,438
220,972	Wheelock & Co. Ltd.	1,128,455
151,000	Yanlord Land Group Ltd. (Singapore)(b)	138,375
1,363,832	Yuexiu Property Co. Ltd.	385,174
462,942	Yuexiu Real Estate Investment Trust, REIT	232,235
		31,163,613

	Total Common Stocks - 99.8%
	(Cost $40,050,667)	35,640,237

	Right - 0.0%*
	Financial - 0.0%
14,111	New World Development Co.Ltd., 08/29/2013(a)	–
	(Cost $0)

	Total Long-Term Investments - 99.8%
	(Cost $40,050,667)	35,640,237

	Investments of Collateral for Securities Loaned - 0.3%
100,150	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)	100,150
	(Cost $100,150)

	Total Investments - 100.1%
	(Cost $40,150,817)	35,740,387
	Liabilities in excess of Other Assets - (0.1%)	(19,760)
	Net Assets - 100.0%	$ 35,720,627

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

* Less than 0.1%.

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2013.

(c)	At August 31, 2013, the total market value of the Fund's securities on loan was $93,367 and the total market value of the collateral held by the Fund was $100,150.

(d)	Interest rate shown reflects yield as of August 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Country Breakdown
Country	% of Long-Term Investments
China	98.9%
Singapore	1.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$41,079,258	$743,431	$(6,082,302)	$(5,338,871)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securites are determined in accordance with the Fund's valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$35,640	$-		$-	$35,640
Rights	-	-	*	-	-	*
Investments of Collateral for Securities Loaned	100	-		-	100
Total	$35,740	-	*	$-	$35,740

*Market value is less than the minimum amount disclosed.

During the three months ended August 31, 2013, there were no transfers between levels.

HAO Guggenheim China Small Cap ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.7%
	Basic Materials - 8.7%
1,223,960	Angang Steel Co. Ltd.(a) (b)	$770,263
623,508	Billion Industrial Holdings Ltd.(a)	357,811
2,001,960	China BlueChemical Ltd.	1,050,755
4,058,000	China Forestry Holdings Co. Ltd.(b) (c) (d)	–
1,000,011	China Hongqiao Group Ltd.	566,136
4,135,889	China Lumena New Materials Corp.(a)	821,375
1,482,960	China Molybdenum Co. Ltd.	579,461
3,511,913	China Precious Metal Resources Holdings Co. Ltd.(a) (b)	525,356
992,960	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	158,783
1,224,960	Dongyue Group	492,865
1,024,963	Fufeng Group Ltd.	428,258
2,164,957	Huabao International Holdings Ltd.	963,208
1,851,960	Hunan Nonferrous Metal Corp. Ltd.(a) (b)	573,185
1,803,960	Lee & Man Paper Manufacturing Ltd.	1,067,804
1,951,957	Maanshan Iron & Steel(a) (b)	536,169
1,687,960	MMG Ltd. (Australia)(a) (b)	380,936
1,878,960	Nine Dragons Paper Holdings Ltd.	1,276,968
8,809,543	North Mining Shares Co. Ltd.(b)	386,264
4,759,877	Shougang Concord International Enterprises Co. Ltd.(a) (b)	239,393
1,987,960	Sinofert Holdings Ltd.(a)	310,202
2,633,928	Sinopec Shanghai Petrochemical Co. Ltd.(b)	944,279
1,577,960	Sinopec Yizheng Chemical Fibre Co. Ltd.(b)	398,845
1,052,890	Xingda International Holdings Ltd.	505,100
867,963	Xinjiang Xinxin Mining Industry Co. Ltd.(b)	132,079
1,494,960	Yingde Gases Group Co. Ltd.	1,339,881
314,000	Yip's Chemical Holdings Ltd.	250,248
988,963	Zhaojin Mining Industry Co. Ltd.	937,388
		15,993,012

	Communications - 6.6%
56,454	AsiaInfo-Linkage, Inc.(b)	640,753
2,695,917	China Communications Services Corp. Ltd.	1,811,324
1,443,960	China Wireless Technologies Ltd.	586,567
936,863	Comba Telecom Systems Holdings Ltd.(a) (b)	297,210
113,270	Giant Interactive Group, Inc., ADR(a)	840,463
145,575	Renren, Inc., ADR(a) (b)	474,575
33,624	Sohu.com, Inc.(b)	2,093,766
672,000	TCL Communication Technology Holdings Ltd.	372,640
3,123,313	VODone Ltd.(b)	241,668
143,018	Youku Tudou, Inc., ADR(a) (b)	3,316,587
707,297	ZTE Corp.(b)	1,368,185
		12,043,738

	Consumer, Cyclical - 19.0%
680,000	361 Degrees International Ltd.(a)	162,231
2,309,930	Air China Ltd.	1,474,538
693,000	Ajisen China Holdings Ltd.	745,334
870,967	Anta Sports Products Ltd.	1,125,437
611,432	Baoxin Auto Group Ltd.	522,773
1,727,002	Boshiwa International Holding Ltd.(a) (b) (c) (d)	–
3,247,913	Bosideng International Holdings Ltd.(a)	661,779
581,000	Byd Co. Ltd.(a) (b)	2,086,667
863,894	C.banner International Holdings Ltd.	303,027
735,017	Cecep Costin New Materials Group Ltd.	309,006
3,094,913	China Dongxiang Group Co.(a)	502,887
2,129,960	China Eastern Airlines Corp. Ltd.(b)	650,986
5,373,000	China Hongxing Sports Ltd.(b) (c) (d)	–
617,000	China Lilang Ltd.	345,324
1,783,844	China Outfitters Holdings Ltd.(a)	299,056
1,949,960	China Southern Airlines Co. Ltd.	663,868
2,997,917	China Travel International Investments	564,448
449,460	China Yongda Automobiles Services Holdings Ltd.	430,657
946,463	China ZhengTong Auto Services Holdings Ltd.(b)	585,864
904,963	Dah Chong Hong Holdings Ltd.	695,551
859,003	Digital China Holdings Ltd.	946,029
657,983	Golden Eagle Retail Group Ltd.	913,017
12,899,674	GOME Electrical Appliances Holding Ltd.(a)	1,330,824
1,001,960	Haier Electronics Group Co. Ltd.	1,752,112
2,721,528	Hengdeli Holdings Ltd.(a)	624,719
11,727	Home Inns & Hotels Management, Inc., ADR(b)	394,848
1,293,960	Intime Retail Group Co. Ltd.	1,515,160
971,463	LI Ning Co. Ltd.(a) (b)	731,629
1,231,960	Maoye International Holdings Ltd.(a)	231,954
719,963	Minth Group Ltd.	1,296,127
935,890	Newocean Energy Holdings Ltd.	603,457
1,344,960	Parkson Retail Group Ltd.	529,007
370,500	Ports Design Ltd.(a)	241,763
1,415,960	Qingling Motors Co. Ltd.	352,420
8,074,807	REXLot Holdings Ltd.	562,312
1,899,960	Shanghai Jin Jiang International Hotels Group Co. Ltd.	333,223
723,267	Shanghai Pharmaceuticals Holding Co. Ltd.	1,372,961
454,038	Shenzhou International Group Holdings Ltd.	1,475,518
751,971	Sinotruk Hong Kong Ltd.(a)	369,469
2,211,940	Skyworth Digital Holdings Ltd.(b)	1,200,901
1,268,014	Springland International Holdings Ltd.	673,710
568,000	TCL Multimedia Technology Holdings Ltd.	254,173
602,483	Wumart Stores, Inc.	1,140,572
501,000	Xinhua Winshare Publishing and Media Co. Ltd.	251,327
2,475,928	Xinyi Glass Holdings Ltd.	2,314,876
595,500	XTEP International Holdings	291,053
1,031,000	Ying LI International Real Estate Ltd. (Singapore)(b)	318,970
615,000	Zhongsheng Group Holdings Ltd.(a)	815,305
		34,966,869

	Consumer, Non-cyclical - 17.7%
10,057	51job, Inc., ADR(b)	634,094
556,000	Anhui Expressway Co.	290,390
2,655,928	Anxin-China Holdings Ltd.	1,020,668
875,967	Asian Citrus Holdings Ltd.	330,984
172,051	Biostime International Holdings Ltd.(a)	1,027,283
2,486,928	China Agri-Industries Holdings Ltd.	1,167,391
832,000	China Foods Ltd.(a)	313,298
853,463	China Huiyuan Juice Group Ltd.(b)	462,259
1,196,998	China Medical System Holdings Ltd.	1,001,821
473,000	China Minzhong Food Corp. Ltd.(a) (b) (c)	196,350
3,363,001	China Modern Dairy Holdings Ltd.(b)	1,123,256
440,000	China Shineway Pharmaceutical Group Ltd.	682,039
1,538,960	China Yurun Food Group Ltd.(a) (b)	972,468
7,059,823	CP Pokphand Co. Ltd.	619,091
1,159,971	CSPC Pharmaceutical Group Ltd.	605,834
1,081,963	Dalian Port PDA Co. Ltd.	249,757
2,175,938	Global Bio-Chem Technology Group Co. Ltd.(b)	176,782
842,894	Goodbaby International Holdings Ltd.	391,316
248,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.(b)	930,672
1,590,840	Hua Han Bio-Pharmaceutical Holdings Ltd.	381,585
1,377,960	Jiangsu Expressway Co. Ltd.	1,561,987
426,000	Lianhua Supermarket Holdings Co. Ltd.(a)	225,240
1,659,884	Lijun International Pharmaceutical Holding Ltd.	571,532
735,029	Microport Scientific Corp.(a)	488,161
687,000	People's Food Holdings Ltd.	513,871
825,967	Real Nutriceutical Group Ltd.	222,618
1,355,960	Shenguan Holdings Group Ltd.(a)	542,076
855,976	Shenzhen Expressway Co. Ltd.	315,704
9,532,271	Shenzhen International Holdings Ltd.	1,192,394
1,019,963	Sichuan Expressway Co. Ltd.	276,220
2,159,973	Sihuan Pharmaceutical Holdings Group Ltd.	1,612,793
3,287,896	Sino Biopharmaceutical	2,348,982
744,932	Tenfu Cayman Holdings Co. Ltd.(a)	357,364
1,157,001	Tibet 5100 Water Resources Holdings Ltd.	443,141
133,000	Tong Ren Tang Technologies Co. Ltd.	441,652
331,983	Tsingtao Brewery Co. Ltd.	2,459,561
1,071,963	Uni-President China Holdings Ltd.(a)	916,527
751,993	United Laboratories International Holdings Ltd.(a) (b)	268,624
586,000	Vinda International Holdings Ltd.(a)	600,782
78,894	WuXi PharmaTech Cayman, Inc., ADR(b)	1,893,456
1,913,985	Yashili International Holdings Ltd.(c) (d)	863,890
706,000	Yuexiu Transport Infrastructure Ltd.	376,016
1,611,960	Zhejiang Expressway Co. Ltd.	1,349,121
		32,419,050

	Diversified - 0.5%
1,276,960	C C Land Holdings Ltd.	337,585
3,653,913	CITIC Resources Holdings Ltd.(b)	499,477
		837,062

	Energy - 4.9%
1,021,885	Anton Oilfield Services Group(a)	652,318
1,839,913	Beijing Jingneng Clean Energy Co. Ltd.	657,247
4,379,844	China Oil & Gas Group Ltd.(a)	581,765
1,548,024	China Suntien Green Energy Corp. Ltd.	461,149
442,000	CIMC Enric Holdings Ltd.	461,699
8,199,564	GCL-Poly Energy Holdings Ltd.(a) (b)	2,167,686
1,090,960	Hidili Industry International Development Ltd.(a) (b)	185,710
146,658	Inner Mongolia Yitai Coal Co. Ltd.	262,889
1,110,022	MIE Holdings Corp.	244,782
3,877,747	Shougang Fushan Resources Group Ltd.(a)	1,300,184
775,895	Sinopec Kantons Holdings Ltd.	740,434
891,890	SPT Energy Group, Inc.	466,970
4,703,877	United Energy Group Ltd.(b)	703,665
2,123,007	Winsway Coking Coal Holdings Ltd.(b)	156,055
		9,042,553

	Financial - 15.8%
1,437,960	Agile Property Holdings Ltd.	1,531,718
1,161,963	Beijing Capital Land Ltd.	413,574
967,963	China Everbright Ltd.	1,303,200
781,963	China Overseas Grand Oceans Group Ltd.(a)	1,022,530
1,371,960	China SCE Property Holdings Ltd.	353,853
2,405,940	China South City Holdings Ltd.(a)	620,536
980,563	China Taiping Insurance Holdings Co. Ltd.(b)	1,342,925
2,833,003	Chongqing Rural Commercial Bank	1,275,041
80,235	E-House China Holdings Ltd., ADR(a)	486,224
2,285,940	Fantasia Holdings Group Co. Ltd.	359,647
1,440,960	Far East Horizon Ltd.	871,518
3,833,896	Franshion Properties China Ltd.	1,329,978
2,997,913	Glorious Property Holdings Ltd.(b)	452,331
656,483	Greentown China Holdings Ltd.(a)	1,225,868
1,141,560	Guangzhou R&F Properties Co. Ltd.	1,863,735
723,963	Hopson Development Holdings Ltd.(a) (b)	886,001
2,097,960	Kaisa Group Holdings Ltd.(a) (b)	616,856
1,435,460	KWG Property Holding Ltd.	970,006
1,089,963	Mingfa Group International Co. Ltd.(b)	288,149
2,197,943	Poly Property Group Co. Ltd.	1,329,355
1,202,960	Powerlong Real Estate Holdings Ltd.	232,699
12,123,689	Renhe Commercial Holdings Co. Ltd.(b)	703,557
548,993	Shanghai Industrial Holdings Ltd.	1,798,259
1,555,960	Shanghai Industrial Urban Development Group Ltd.(b)	335,094
2,337,940	Shenzhen Investment Ltd.	970,825
4,173,384	Shui On Land Ltd.	1,291,670
1,988,460	SOHO China Ltd.(a)	1,689,873
1,798,998	Sunac China Holdings Ltd.	1,264,384
632,000	Yanlord Land Group Ltd. (Singapore)(a)	579,158
5,767,849	Yuexiu Property Co. Ltd.	1,628,958
		29,037,522

	Industrial - 17.9%
485,000	Asia Cement China Holdings Corp.	231,417
2,715,913	AviChina Industry & Technology Co. Ltd.	1,383,454
1,317,960	BBMG Corp.(c) (d)	902,503
1,663,960	Beijing Capital International Airport Co. Ltd.	1,090,080
4,407,884	Beijing Enterprises Water Group Ltd.	1,887,209
2,167,941	China Aerospace International Holdings Ltd.	234,843
2,900,917	China COSCO Holdings Co. Ltd.(a) (b)	1,331,794
2,466,928	China Everbright International Ltd.	2,328,731
821,000	China High Precision Automation Group Ltd.(c) (d)	72,525
1,218,960	China High Speed Transmission Equipment Group Co. Ltd.(a) (b)	518,746
1,027,963	China Lesso Group Holdings Ltd.	615,102
1,324,800	China Metal Recycling Holdings Ltd.(a) (b) (c) (d)	–
1,315,960	China National Materials Co. Ltd.	273,225
1,961,960	China Resources Cement Holdings Ltd.(a)	1,244,821
3,649,396	China Rongsheng Heavy Industries Group Holdings Ltd.(a) (b)	428,267
2,189,943	China Shanshui Cement Group Ltd.	869,832
4,227,884	China Shipping Container Lines Co. Ltd.(a) (b)	1,079,543
1,469,960	China Shipping Development Co. Ltd.(a) (b)	739,302
453,946	China Singyes Solar Technologies Holdings Ltd.(a)	463,055
1,580,360	China Zhongwang Holdings Ltd.(a) (b)	478,934
1,223,960	Chongqing Machinery & Electric Co. Ltd.	148,370
685,988	Cosco International Holdings Ltd.	256,547
451,940	CPMC Holdings Ltd.	339,783
2,075,957	CSR Corp. Ltd.	1,509,904
380,600	Dongfang Electric Corp. Ltd.(a)	532,047
462,000	First Tractor Co. Ltd.	284,192
557,042	Greatview Aseptic Packaging Co. Ltd.	300,991
1,607,960	Guangshen Railway Co. Ltd.	773,456
230,200	Guangzhou Shipyard International Co. Ltd.	211,961
1,479,913	Guodian Technology & Environment Group Co. Ltd.	284,364
629,988	Haitian International Holdings Ltd.	1,160,145
769,972	Harbin Electric Co. Ltd.	476,615
1,243,963	Honghua Group Ltd.(a)	365,758
1,616,000	Integrated Waste Solutions Group Holdings Ltd.(b) (c) (d)	–
1,048,463	Kingboard Laminates Holdings Ltd.	406,978
3,085,913	Lonking Holdings Ltd.(a) (b)	648,669
3,067,913	Metallurgical Corp. of China Ltd.(a) (b)	542,020
2,248,940	NVC Lighting Holdings Ltd.	582,942
952,963	Sany Heavy Equipment International Holdings Co. Ltd.	277,739
3,181,913	Shanghai Electric Group Co. Ltd.	1,177,666
1,628,960	Sinotrans Ltd.	403,333
1,439,460	Sinotrans Shipping Ltd.	382,401
1,313,877	SITC International Holdings Co. Ltd.(a)	484,588
287,960	SOCAM Development Ltd.	333,473
794,000	Sound Global Ltd.(a) (b)	394,901
511,946	Sunny Optical Technology Group Co. Ltd.(a)	554,569
1,033,995	Tech Pro Technology Development Ltd.(b)	470,701
1,741,960	Tianjin Port Development Holdings Ltd.	262,830
806,000	Tianneng Power International Ltd.	332,611
513,978	Wasion Group Holdings Ltd.	317,491
3,123,990	West China Cement Ltd.(a)	451,211
480,629	Xinjiang Goldwind Science & Technology Co. Ltd.	295,032
2,249,981	Yuanda China Holdings Ltd.	145,078
514,024	Zhuzhou CSR Times Electric Co. Ltd.	1,620,743
		32,902,492

	Technology - 4.6%
32,196	AutoNavi Holdings Ltd., ADR(a) (b)	362,527
1,418,016	Chinasoft International Ltd.(b)	446,193
11,989,678	Hanergy Solar Group Ltd.(a) (b)	1,159,633
953,963	Ju Teng International Holdings Ltd.(a)	533,916
1,999,960	Kingdee International Software Group Co. Ltd.(b)	611,254
834,967	Kingsoft Corp. Ltd.	1,768,049
274,960	NetDragon Websoft, Inc.	653,147
26,389,352	Semiconductor Manufacturing International Corp.(b)	1,871,730
1,013,963	TPV Technology Ltd.	200,062
1,049,463	Travelsky Technology Ltd.	844,508
		8,451,019

	Utilities - 4.0%
2,818,007	China Datang Corp. Renewable Power Co. Ltd.	606,890
2,303,940	China Power International Development Ltd.(a)	846,775
6,919,607	China Power New Energy Development Co. Ltd.(b)	348,015
801,963	China Resources Gas Group Ltd.	1,892,593
3,727,896	Datang International Power Generation Co. Ltd.	1,605,691
1,607,960	Huadian Power International Corp. Ltd.	649,040
3,274,000	Huaneng Renewables Corp. Ltd.	1,055,530
462,000	Tianjin Development Holdings Ltd.(b)	274,659
		7,279,193

	Total Common Stocks - 99.7%
	(Cost $217,722,901)	182,972,510

	Investments of Collateral for Securities Loaned - 19.1%
35,118,588	BNY Mellon Securities Lending Overnight Fund, 0.0813%(e) (f)	35,118,588
	(Cost $35,118,588)

	Total Investments - 118.8%
	(Cost $252,841,489)	218,091,098
	Liabilities in excess of Other Assets - (18.8%)	(34,477,232)
	Net Assets - 100.0%	$ 183,613,866

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at August 31, 2013.
(b)	Non-income producing security.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $2,035,268 which represents 1.1% of net assets.

(d)	Illiquid security.
(e)	At August 31, 2013, the total market value of the Fund's securities on loan was $31,227,765 and the total market value of the collateral held by the Fund was $35,118,588.
(f)	Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% Common Stocks
China	99.3%
Singapore	0.5%
Australia	0.2%

Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$256,115,474	$17,053,279	$(55,077,655)	$(38,024,376)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities were determined in accordance with the Trust's valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a pricing committee (the "Pricing Committee") which is comprised of employees of Guggenheim Funds Investment Advisers, LLC or its affiliates responsible for implementing the valuation procedures established by the Fund. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The valuation techniques and significant inputs used in determining the value of holdings categorized as Level 3 in the fair value hierarchy are as follows:
· Last available publicly traded price. For halted securities, the Pricing Committee considers the last trade price.
· The last trade price has been adjusted after considering relevant news on the security, length of time the security has not traded, indication of interest broker bids, lack of an active market in which the security can be traded, and general market movement.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$15,993	$-	$-	*	$15,993
Communications	12,044	-	-		12,044
Consumer, Cyclical	34,967	-	-	*	34,967
Consumer, Non-cyclical	31,359	1,060	-		32,419
Diversified	837	-	-		837
Energy	9,043	-	-		9,043
Financial	29,037	-	-		29,037
Industrial	31,927	902	73		32,902
Technology	8,451	-	-		8,451
Utilities	7,279	-	-		7,279
Investments of Collateral for Securities Loaned	35,119	-	-		35,119
Total	$216,056	$1,962	$73		$218,091
* Market value is less than the minimum amount disclosed.

The transfers in and out of the valuation levels for the Guggenheim China Small Cap ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2	$1,963
Transfer from Level 2 to Level 1	$212

The transfers from Level 1 to Level 2 are a result of China Minzhong Food Corp. Ltd., Yashili International Holdings Ltd. and BBMG Corp. being halted on the principal exchange on which they trade.

The transfer from Level 2 to Level 1 is a result of Guangzhou Shipyard International Co. Ltd. resuming trading on the principal exchange on which it trades.

The following table presents the activity of the Guggenheim China Small Cap ETF’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2013.

Level 3 Holdings	Securities
(value in $000s)
Beginning Balance at 5/31/13	$1,304
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(1,231)
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 8/31/13	$73

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim China Small Cap ETF holdings categorized as Level 3 at August 31, 2013.

Investments, at Value	Value as of August 31, 2013	Valuation Technique	Unobservable Inputs
Common Stock
Basic Materials	$0	Last Trade with Adjustment	100 % Discount
Consumer, Cyclical	$0	Last Trade with Adjustment	100 % Discount
Industrial	$72,525	Last Trade with Adjustment	44% Discount and 100 % Discount

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase

FRN Guggenheim Frontier Markets ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 90.1%
	Argentina - 11.6%
64,456	Banco Macro SA, ADR(a) (b)	$ 1,190,502
130,129	BBVA Banco Frances SA, ADR(a) (b)	633,728
79,868	Cresud SACIF y A, ADR	641,340
157,865	Grupo Financiero Galicia SA, ADR(a)	1,070,325
64,488	IRSA Inversiones y Representaciones SA, ADR	542,989
156,591	Petrobras Argentina SA, ADR(a)	710,923
48,860	Telecom Argentina SA, ADR(a) (b)	920,034
257,994	YPF SA, ADR	4,354,939
		10,064,780

	Chile - 40.6%
33,464	Banco de Chile, ADR(a)	2,767,473
171,611	Banco Santander Chile, ADR	3,820,061
444,493	Cencosud SA, ADR(a)	5,405,035
77,953	Cia Cervecerias Unidas SA, ADR	2,058,739
147,580	Corpbanca SA, ADR(a)	2,107,442
136,795	Empresa Nacional de Electricidad SA, ADR(a)	5,489,583
482,189	Enersis SA, ADR	7,618,586
386,559	Latam Airlines Group SA, ADR(a)	4,862,912
31,008	Vina Concha y Toro SA, ADR	1,119,699
		35,249,530

	Colombia - 11.3%
218,697	Ecopetrol SA, ADR(a)	9,767,008

	Egypt - 7.0%
808,124	Commercial International Bank Egypt SAE, GDR(a)	3,838,589
758,804	Orascom Telecom Holding SAE, GDR(a) (b)	2,264,271
		6,102,860

	Isle of Man - 1.5%
102,524	Zhaikmunai, LP, GDR(a)	1,286,676

	Kazakhstan - 4.9%
151,606	Halyk Savings Bank of Kazakhstan JSC, GDR	1,167,366
222,549	KazMunaiGas Exploration Production JSC, GDR	3,077,853
		4,245,219

	Lebanon - 2.0%
159,167	Solidere, GDR(a) (b)	1,695,129

	Nigeria - 5.3%
620,915	Guaranty Trust Bank PLC, GDR	4,632,026

	Peru - 4.5%
80,710	Cementos Pacasmayo SAA, ADR	1,000,804
232,692	Cia de Minas Buenaventura SAA, ADR	2,938,900
		3,939,704

	Ukraine - 1.4%
52,291	Avangardco Investments Public Ltd., GDR(b)	533,368
45,619	MHP SA, GDR	684,285
		1,217,653

	Total Common Stocks - 90.1%
	(Cost $105,696,835)	78,200,585

	Preferred Stocks - 9.0%
	Chile - 4.5%
48,665	Embotelladora Andina SA, Class B, ADR	1,472,116
93,458	Sociedad Quimica y Minera de Chile SA, ADR(a)	2,421,497
		3,893,613

	Colombia - 4.5%
71,994	BanColombia SA, ADR	3,964,709

	Total Preferred Stocks - 9.0%
	(Cost $11,238,512)	7,858,322

	Exchange Traded Fund - 0.8%
17,300	Vanguard FTSE Emerging Markets ETF	652,556
	(Cost $698,487)

	Total Long-Term Investments - 99.9%
	(Cost $117,633,834)	86,711,463

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 29.8%
25,873,721	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)	25,873,721
	(Cost $25,873,721)

	Total Investments - 129.7%
	(Cost $143,507,555)	112,585,184
	Liabilities in excess of Other Assets - (29.7%)	(25,767,171)
	Net Assets - 100.0%	$ 86,818,013

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAE - Corporation

(a)	Security, or portion thereof, was on loan at August 31, 2013.
(b)	Non-income producing security.
(c)	At August 31, 2013, the total market value of the Fund's securities on loan was $25,014,346 and the total market value of the collateral held by the Fund was $25,873,721.
(d)	Interest rate shown reflects yield as of August 31, 2013.
See previously submitted notes to financial statements for the period ended May 31, 2013.

Summary of Investments by Sector Classification*
Sector	% of Long-Term Investments
Financial	31.6%
Energy	22.1%
Utilities	15.1%
Consumer, Non-cyclical	13.7%
Basic Materials	6.2%
Consumer, Cyclical	5.6%
Communications	3.7%
Industrial	1.2%
Exchange Traded Fund	0.8%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$146,353,209	$2,105,885	$(35,873,910)	$(33,768,025)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Trust’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities were determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$78,201	$-	$-	$78,201
Preferred Stock	7,858	-	-	7,858
Exchange Traded Fund	652	-	-	652
Investments of Collateral for Securities Loaned	25,874	-	-	25,874
Total	$112,585	$-	$-	$112,585

During the three months ended August 31, 2013, there were no transfers between levels.

HGI Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 83.0%
	Argentina - 3.3%
135,447	Cresud SACIF y A, ADR	$1,087,639
307,278	IRSA Inversiones y Representaciones SA, ADR(a)	2,587,281
		3,674,920

	Australia - 3.9%
147,275	Amcor Ltd.	1,368,108
18,716	Australia & New Zealand Banking Group Ltd.	494,914
25,506	BHP Billiton Ltd.	812,129
20,595	National Australia Bank Ltd.	595,228
130,480	Telstra Corp. Ltd.	569,439
19,355	Westpac Banking Corp.	541,117
		4,380,935

	Belgium - 0.4%
4,984	Anheuser-Busch InBev NV	462,530

	Brazil - 1.9%
106,444	CPFL Energia SA, ADR(a)	1,738,231
17,232	Ultrapar Participacoes SA, ADR	377,553
		2,115,784

	Canada - 4.8%
29,884	Baytex Energy Corp.(a)	1,181,314
69,179	EnCana Corp.	1,182,961
94,680	Enerplus Corp.	1,572,635
130,148	Penn West Petroleum Ltd.	1,461,562
		5,398,472

	Cayman Islands - 1.0%
155,843	Giant Interactive Group, Inc., ADR(a)	1,156,355

	Chile - 0.4%
20,851	Banco Santander Chile, ADR	464,143

	China - 2.5%
8,908	China Petroleum & Chemical Corp., ADR	641,198
7,587	China Telecom Corp. Ltd., ADR(a)	383,523
29,798	Guangshen Railway Co. Ltd., ADR(a)	715,152
4,850	PetroChina Co. Ltd., ADR	527,680
65,808	Yanzhou Coal Mining Co. Ltd., ADR(a)	576,478
		2,844,031

	Colombia - 0.7%
17,210	Ecopetrol SA, ADR(a)	768,599

	Denmark - 0.5%
2,049	Novo Nordisk A/S, Class B	341,539
6,159	Novozymes A/S	223,940
		565,479

	France - 4.7%
1,601	Dassault Systemes SA	204,036
29,765	Electricite de France SA	832,060
36,989	GDF Suez	799,889
3,100	L'Oreal SA	516,067
150,138	Orange SA	1,519,633
7,038	Sodexo	619,646
52,606	Veolia Environnement SA	808,464
		5,299,795

	Germany - 5.2%
3,582	Adidas AG	377,858
8,986	BASF SE	783,571
23,362	Deutsche Boerse AG	1,634,213
75,497	Deutsche Telekom AG	964,842
34,900	E.ON AG	551,309
2,315	Linde AG	444,147
15,332	RWE AG	420,408
3,720	SAP AG	274,347
2,096	Volkswagen AG	464,869
		5,915,564

	Hong Kong - 5.2%
108,500	China Mobile Ltd.	1,166,238
225,998	China Unicom Hong Kong Ltd.	342,739
3,972,000	Hong Kong Television Network	1,265,197
446,000	Lenovo Group Ltd.	431,368
107,000	Power Assets Holdings Ltd.	922,438
550,000	Sino Land Co. Ltd.	739,064
104,000	Wing Hang Bank Ltd.	1,004,539
		5,871,583

	India - 0.2%
4,583	Infosys Ltd., ADR	212,514

	Israel - 1.3%
40,532	Delta-Galil Industries Ltd.	770,907
18,489	Teva Pharmaceutical Industries Ltd.	714,556
		1,485,463

	Italy - 1.4%
10,049	Luxottica Group SpA	522,736
1,574,948	Telecom Italia SpA	1,099,627
		1,622,363

	Japan - 8.8%
36,000	Advantest Corp.	443,969
324,000	Ana Holdings, Inc.(a)	660,449
134,000	Asahi Kasei Corp.	988,799
33,300	Fujifilm Holdings Corp.	729,705
8,100	Internet Initiative Japan, Inc.	234,460
63,000	Isuzu Motors Ltd.	385,904
25,100	Komatsu Ltd.	551,297
47,000	Konami Corp.	1,040,453
42,000	Kubota Corp.	571,900
13,400	Makita Corp.	711,553
28,100	Nippon Telegraph & Telephone Corp.	1,430,561
78,300	Nissan Motor Co. Ltd.	779,688
28,900	ORIX Corp.	398,824
28,100	Seven & I Holdings Co. Ltd.(a)	969,459
		9,897,021

	Luxembourg - 0.6%
29,731	Tenaris SA	655,087

	Mexico - 1.6%
13,111	America Movil SAB de CV, Series L, ADR	253,042
1,497	Coca-Cola Femsa SAB de CV, ADR	179,670
2,307	Fomento Economico Mexicano SAB de CV, ADR	217,735
14,625	Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	731,835
3,367	Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	377,104
		1,759,386

	Netherlands - 4.1%
11,433	ASM International NV	356,688
69,995	Koninklijke Ahold NV	1,112,621
875,459	Koninklijke KPN NV(b)	2,551,181
79,161	STMicroelectronics NV	633,075
		4,653,565

	New Zealand - 0.6%
380,113	Telecom Corp. of New Zealand Ltd.	668,933

	Norway - 0.4%
12,850	Yara International ASA	507,416

	Peru - 0.2%
16,913	Cia de Minas Buenaventura SA, ADR	213,611

	Portugal - 1.0%
185,652	EDP - Energias de Portugal SA	654,597
129,662	Portugal Telecom SGPS SA(a)	488,468
		1,143,065

	Russia - 0.3%
117,009	Mechel, ADR(a)	338,156

	South Africa - 0.7%
15,701	AngloGold Ashanti Ltd., ADR(a)	209,923
103,922	Gold Fields Ltd., ADR(a)	535,198
		745,121

	Spain - 0.8%
127,054	Banco Santander SA	894,628

	Sweden - 1.9%
19,782	Atlas Copco AB, Class A	533,726
37,904	Swedbank AB, Class A	856,504
53,555	Volvo AB, Class B	770,471
		2,160,701

	Switzerland - 1.9%
15,107	Novartis AG	1,099,324
4,009	Roche Holding AG	997,521
		2,096,845

	Taiwan - 2.5%
30,283	Chunghwa Telecom Co. Ltd., ADR(a)	952,400
258,271	Siliconware Precision Industries Co., ADR(a)	1,417,908
24,076	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	398,699
		2,769,007

	United Kingdom - 20.2%
25,146	Anglo American PLC	575,112
8,183	ARM Holdings PLC	110,760
16,827	Associated British Foods PLC	480,248
14,197	AstraZeneca PLC	697,932
143,516	Aviva PLC	858,715
111,092	BAE Systems PLC	747,712
138,473	Barclays PLC	606,947
26,253	BG Group PLC	498,294
79,709	BP PLC	550,173
82,550	British Sky Broadcasting Group PLC	1,072,013
255,808	BT Group PLC	1,287,243
40,278	Bunzl PLC	847,985
110,085	HSBC Holdings PLC	1,151,164
129,901	ICAP PLC	738,268
23,290	InterContinental Hotels Group PLC	649,572
55,235	Invensys PLC	417,731
249,325	Kingfisher PLC	1,484,872
337,634	Ladbrokes PLC	963,618
592,163	Man Group PLC	746,096
57,382	National Grid PLC	659,074
72,209	Pearson PLC	1,419,709
149,641	Rexam PLC	1,129,390
17,853	Rio Tinto PLC	804,478
16,047	Royal Dutch Shell PLC	539,406
12,281	SABMiller PLC	583,983
57,866	Smith & Nephew PLC	671,347
145,113	Spirent Communications PLC	282,166
26,901	SSE PLC	650,414
226,962	TalkTalk Telecom Group PLC	837,344
242,237	Vodafone Group PLC	772,853
		22,834,619

	Total Common Stocks - 83.0%
	(Cost $92,801,042)	93,575,691

	Preferred Stocks - 2.0%
	Brazil - 1.5%
10,339	Cia de Bebidas das Americas, ADR	359,590
31,602	Gerdau SA, ADR	226,902
54,172	Telefonica Brasil SA, ADR	1,068,814
		1,655,306

	Chile - 0.1%
6,708	Sociedad Quimica y Minera de Chile SA, ADR(a)	173,804

	Colombia - 0.4%
7,351	BanColombia SA, ADR	404,820

	Total Preferred Stocks - 2.0%
	(Cost $2,942,308)	2,233,930

	Master Limited Partnerships - 2.5%
	United States - 2.5%
52,925	Chesapeake Granite Wash Trust(a)	719,780
71,409	SandRidge Mississippian Trust I(a)	901,896
85,774	SandRidge Mississippian Trust II	1,145,940
	(Cost $3,739,389)	2,767,616

	Royalty Trusts - 2.8%
	United States - 2.8%
15,929	BP Prudhoe Bay Royalty Trust	1,360,018
80,327	SandRidge Permian Trust	1,169,561
47,559	Whiting USA Trust II(a)	612,085
	(Cost $3,201,606)	3,141,664

	Closed End Funds - 9.2%
315,282	Alpine Total Dynamic Dividend Fund	1,232,753
54,558	CBRE Clarion Global Real Estate Income Fund(a)	428,280
67,183	Clough Global Opportunities Fund	820,976
55,235	Eaton Vance Tax-Advantaged Global Dividend Income Fund(a)	845,095
29,444	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	659,251
64,687	MFS Charter Income Trust	562,130
93,233	MFS Multimarket Income Trust	590,165
36,573	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	487,518
81,023	NexPoint Credit Strategies Fund(a)	602,811
160,245	Wells Fargo Advantage Global Dividend Opportunity Fund	1,166,584
46,035	Wells Fargo Advantage Multi-Sector Income Fund	639,887
25,649	Western Asset Emerging Markets Debt Fund, Inc.(a)	434,238
36,009	Western Asset Emerging Markets Income Fund, Inc.(a)	437,869
33,958	Western Asset Global Corporate Defined Opportunity Fund, Inc.	595,963
50,175	Western Asset High Yield Defined Opportunity Fund, Inc.	885,589
	(Cost $11,308,460)	10,389,109

	Total Long-Term Investments - 99.5%
	(Cost $113,992,805)	112,108,010

	Investments of Collateral for Securities Loaned - 9.6%
10,860,384	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)	10,860,384
	(Cost $10,860,384)

	Total Investments - 109.1%
	(Cost $124,853,189)	122,968,394
	Liabilities in excess of Other Assets - (9.1%)	(10,233,051)
	Net Assets - 100.0%	$ 112,735,343

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SGPS - Holding Enterprise
SAB de CV - Publicly Traded Company

(a) Security, or portion thereof, was on loan at August 31, 2013.

(b) Non-income producing security.

(c) At August 31, 2013, the total market value of the Fund's securities on loan was $10,362,392 and the total market value of the collateral held by the Fund was $10,860,384.

(d) Interest rate shown reflects yield as of August 31, 2013.

Summary of Investments by Sector Classification*	% of Long-Term Investments
Communications	19.4%
Financial	13.8%
Energy	13.1%
Consumer, Non-cyclical	11.1%
Industrial	8.7%
Utilities	7.2%
Consumer, Cyclical	6.5%
Basic Materials	6.4%
Technology	4.5%
Total Common Stocks, Preferred Stocks, Master Limited Partnerships and Royalty Trusts	90.7%
Closed End Funds	9.3%
Total Long-Term Investments	100.0%

Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$126,115,325	$8,658,771	$(11,805,702)	$(3,146,931)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securites are determined in accordance with the Fund's valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$93,576	$-	$-	$93,576
Preferred Stock	2,234	-	-	2,234
Royalty Trusts	3,142	-	-	3,142
Closed End Funds	10,389	-	-	10,389
Master Limited Partnerships	2,767	-	-	2,767
Investments of Collateral for Securities Loaned	10,860	-	-	10,860
Total	$122,968	$-	$-	$122,968

During the three months ended August 31, 2013, there were no transfers between levels.

SEA Guggenheim Shipping ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 82.7%
	Bermuda - 24.6%
1,426,089	COSCO Pacific Ltd.	$ 2,096,541
55,764	GasLog Ltd.	765,640
103,801	Knightsbridge Tankers Ltd.	880,232
108,480	Nordic American Tankers Ltd.(a)	834,211
222,510	Orient Overseas International Ltd.	1,225,263
2,059,086	Pacific Basin Shipping Ltd.	1,290,513
77,515	Ship Finance International Ltd.	1,198,382
42,967	Stolt-Nielsen Ltd.	988,553
141,309	Tsakos Energy Navigation Ltd.	652,848
		9,932,183

	Denmark - 22.5%
928	AP Moller - Maersk A/S, Class B	7,873,651
34,368	D/S Norden A/S	1,211,948
		9,085,599

	Japan - 14.2%
892,000	Kawasaki Kisen Kaisha Ltd.	2,018,285
1,295,000	Nippon Yusen KK	3,695,663
		5,713,948

	Marshall Islands - 12.5%
56,070	Costamare, Inc.(a)	957,676
157,410	Navios Maritime Holdings, Inc.	957,053
45,617	Seaspan Corp.(a)	973,011
38,299	Teekay Corp.	1,530,045
243,856	Teekay Tankers Ltd., Class A(a)	612,078
		5,029,863

	Singapore - 5.6%
685,000	SembCorp Marine Ltd.	2,242,647

	United States - 3.3%
49,454	Matson, Inc.	1,316,960

	Total Common Stocks - 82.7%
	(Cost $30,827,389)	33,321,200

	Master Limited Partnerships - 17.1%
	Marshall Islands - 17.1%
122,303	Capital Product Partners, LP(a)	1,083,605
39,939	Golar LNG Partners, LP	1,298,017
81,425	Navios Maritime Partners, LP(a)	1,148,907
40,372	Teekay LNG Partners, LP	1,698,854
51,969	Teekay Offshore Partners, LP(a)	1,651,055
	(Cost $5,596,690)	6,880,438

	Total Long-Term Investments - 99.8%
	(Cost $36,424,079)	40,201,638

	Investments of Collateral for Securities Loaned - 8.1%
3,277,089	BNY Mellon Securities Lending Overnight Fund, 0.0813%(b) (c)	3,277,089
	(Cost $3,277,089)

	Total Investments - 107.9%
	(Cost $39,701,168)	43,478,727
	Liabilities in excess of Other Assets - (7.9%)	(3,191,160)
	Net Assets - 100.0%	$ 40,287,567

A/S - Limited Liability Stock Company or Stock Company
KK - Joint Stock Company
LP - Limited Partnership

(a) Security, or portion thereof, was on loan at August 31, 2013.

(b) At August 31, 2013, the total market value of the Fund's securities on loan was $3,183,002 and the total market value of the collateral held by the Fund was $3,277,089.

(c) Interest rate shown reflects yield as of August 31, 2013.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Industrial	94.8%
Financial	5.2%

Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$40,722,041	$5,103,668	$(2,346,982)	$2,756,686

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$33,321	$-	$-	$33,321
Master Limited Partnerships	6,881	-	-	6,881
Investments of Collateral for Securities Loaned	3,277	-	-	3,277
Total	$43,479	$-	$-	$43,479

During the three months ended August 31, 2013, there were no transfers between levels.

CUT Guggenheim Timber ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 94.8%
	Brazil - 6.6%
695,446	Duratex SA	$ 3,533,984
1,010,164	Fibria Celulose SA, ADR(a) (b)	11,515,870
		15,049,854

	Canada - 10.9%
571,748	Canfor Corp.(b)	11,268,026
171,719	West Fraser Timber Co. Ltd.	13,576,040
		24,844,066

	Finland - 7.5%
1,196,442	Stora ENSO OYJ, R Shares	9,221,239
644,587	UPM-Kymmene OYJ	7,764,317
		16,985,556

	Ireland - 7.9%
888,619	Smurfit Kappa Group PLC	18,009,539

	Japan - 10.1%
837,500	Hokuetsu Kishu Paper Co. Ltd.	3,508,256
409,300	Nippon Paper Industries Co. Ltd.(a)	5,589,991
1,786,000	Oji Holdings Corp.	7,172,033
710,500	Sumitomo Forestry Co. Ltd.	6,778,046
		23,048,326

	Portugal - 4.7%
3,074,028	Portucel SA(a)	10,640,211

	South Africa - 3.2%
476,574	Mondi Ltd.	7,307,530

	Spain - 1.6%
1,146,245	Ence Energia y Celulosa SA	3,597,225

	Sweden - 8.5%
248,858	Holmen AB, B Shares	7,137,917
495,660	Svenska Cellulosa AB SCA, B Shares	12,088,813
		19,226,730

	United States - 33.8%
89,740	Domtar Corp.	5,922,840
172,452	Greif, Inc., Class A	9,289,989
246,345	International Paper Co.	11,629,947
283,447	MeadWestvaco Corp.	10,161,575
216,463	Plum Creek Timber Co., Inc., REIT	9,591,476
161,021	Potlatch Corp., REIT	6,208,970
194,348	Rayonier, Inc., REIT	10,735,784
197,450	Wausau Paper Corp.	2,166,026
405,075	Weyerhaeuser Co., REIT	11,090,953
		76,797,560

	Total Common Stocks - 94.8%
	(Cost $189,308,927)	215,506,597

	Preferred Stock - 1.2%
	Brazil - 1.2%
696,816	Suzano Papel E Celulose SA	2,755,372
	(Cost $2,234,431)

	Participation Notes(c) - 3.8%
	Brazil - 3.8%
940,761	Morgan Stanley BV certificates linked to the performance of Duratex SA, Series 0002(b)	4,780,580
941,191	Barclays Bank PLC certificates linked to the performance of Suzano Papel E Celulose SA, Series 0002(b) (d)	3,721,686
	(Cost $11,755,878)	8,502,266

	Total Long-Term Investments - 99.8%
	(Cost $203,299,236)	226,764,235

	Investments of Collateral for Securities Loaned - 6.7%
15,259,323	BNY Mellon Securities Lending Overnight Fund, 0.0813%(e) (f)	15,259,323
	(Cost $15,259,323)

	Total Investments - 106.5%
	(Cost $218,558,559)	242,023,558
	Liabilities in excess of Other Assets - (6.5%)	(14,702,967)
	Net Assets - 100.0%	$ 227,320,591

AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Security, or portion thereof, was on loan at August 31, 2013.
(b) Non-income producing security.
(c)
Participation notes are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a participation note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security.

(d)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $3,721,686, which represents 1.6% of net assets.

(e) At August 31, 2013, the total market value of the Fund's securities on loan was $14,761,439 and the total market value of the collateral held by the Fund was $15,259,323.
(f) Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Summary of Investments by Sector Classification*
Basic Materials	72.4%
Financial	20.3%
Industrial	5.7%
Energy	1.6%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$220,823,651	$36,995,311	$(15,795,404)	$21,199,907

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period. The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$215,507	$-	$-	$215,507
Preferred Stock	2,755	-	-	2,755
Participation Notes	-	8,502	-	8,502
Investments of Collateral for Securities Loaned	15,259	-	-	15,259
Total	$233,521	$8,502	$-	$242,023

During the three months ended August 31, 2013, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	October 29, 2013

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2013